Related-Party Transactions (Tables)	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
Compensation Expenses of Key Management Personnel
The following table presents the compensation expenses of key management personnel.

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Short-term employee benefits	¥1,537	¥1,571	¥1,506
Share-based compensation	461	457	383

Key management personnel of entity or parent [member]
Statement [Line Items]
Transaction Amounts with Related Party

	At March 31,
	2023	2022

	(In millions)
Assets:
Loans and advances	¥44	¥—

Liabilities:
Deposits	¥2,865	¥3,256
Others	129	59

Associates, joint ventures, and other entities [Member]
Statement [Line Items]
Transaction Amounts with Related Party

	At March 31,
	2023	2022

	(In millions)
Assets:
Loans and advances	¥2,276,216	¥2,060,472
Others	186,617	33,957

Liabilities:
Deposits	¥290,452	¥315,500
Others	56,801	36,406

	For the fiscal year ended March 31,
	2023	2022	2021

	(In millions)
Income statements:
Income (interest income, fee and commission income, and others)	¥87,521	¥68,780	¥55,409
Expense (interest expense and others)	43,473	25,046	34,811